Investment Strategy - Sprott Junior Gold Miners ETF	Sep. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	In the Underlying Junior Gold Miners Index, companies that have a market capitalization of greater than USD $3 billion are excluded.